Other Current Liabilities - Warranty Liability Rollforward (Details) - Revelyst Business - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Beginning balance	$ 9,552	$ 9,073
Payments made	(6,834)	(4,676)
Warranties issued	12,119	4,827
Changes related to pre-existing warranties and other adjustments	(3,785)	328
Ending balance	$ 11,052	$ 9,552